Other assets (Details) $ in Thousands, R$ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Other assets
Other recoverable taxes	$ 127,815	$ 157,008
Advances to third parties	15,006	19,942
Prepaid expenses	10,522	11,678
Judicial deposits	5,566	7,281
Related parties	2	744
Other assets	25,361	45,289
Total other assets	184,272	241,942
Current assets	91,141	103,134
Non-current assets	$ 93,131	$ 138,808
Recoverable PIS and COFINS indirect tax credits			R$ 243	$ 64,454